S000016653 [Member] Expense Example, No Redemption - Franklin Multi-Asset Defensive Growth Fund	Jan. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 474
Expense Example, No Redemption, 3 Years	684
Expense Example, No Redemption, 5 Years	912
Expense Example, No Redemption, 10 Years	1,565
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	400
Expense Example, No Redemption, 10 Years	895
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	650
Expense Example, No Redemption, 10 Years	1,433
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,909
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	201
Expense Example, No Redemption, 5 Years	353
Expense Example, No Redemption, 10 Years	$ 795